                       UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  WASHINGTON, D.C.  20549

                         Form 13F

                    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,
1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):                  [   ]
    is a restatement.
                                                       [   ]
    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alan Breed
Address: c/o Edgewood Management Company
         675 Third Avenue
         New York, New York  10017

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alan Breed
Title:
Phone:   (212) 687-7480

Signature, Place, and Date of Signing:

              /S/ Alan Breed     New York, New York     5/17/99
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]






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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $141,344
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]





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
                   Form 13F INFORMATION TABLE

          COLUMN 1          COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7           COLUMN 8
-----------------------  -----------------------  --------  ------------------- ----------  --------  --------------------------
                                                                                INVESTMENT                 VOTING AUTHORITY
                                                                                DISCRETION                     (SHARES)
                                                                        --------------------------  ------------------------------
                                                     FAIR
                                          CUSIP     MARKET    SHRS OR   SOLE  SHARED   SHARED           SOLE    SHARED    NONE
       NAME OF ISSUER    TITLE OF CLASS  NUMBER      VALUE    PRN AMT    (A)    (B)   OTHER (C)  MGR     (A)      (B)      (C)
-----------------------  -----------------------   --------   -------   ----   -----  --------- -----  ------  --------  -------

AAVID THERM TECH         COMMON        002539104    5,431,250 395,000    X                           395,000
AMERICA ONLINE INC CO    COMMON        02364J104   13,965,000  95,000    X                            95,000
AMERICAN CLASSIC VOY CO  COMMON        024928103    9,993,750 615,000    X                           615,000
AMERICREDIT CORP.        COMMON        03060R101    9,843,750 750,000    X                           750,000
BANK NEW YORK INC        COMMON        064057102    4,941,406 137,500    X                           137,500
BANK ONE CORP COM        COMMON        06423A103      150,625  10,000    X                            10,000
CISCO SYS INC            COMMON        17275R102    2,739,063  25,000    X                            25,000
E M C CORP MASS COM      COMMON        268648102      638,750   5,000    X                             5,000
HEFTEL BROADCASTING C    COMMON        422799106   11,494,375 265,000    X                           265,000
INSO CORP                COMMON        457674109    5,823,125 770,000    X                           770,000
INTER TEL INC            COMMON        458372109    9,586,500 616,000    X                           616,000
JP MORGAN & CO           COMMON        616880100    2,467,500  20,000    X                            20,000
MCKESSON HBOC INC.       COMMON        58155Q103   12,210,000 185,000    x                           185,000
MICRON TECHNOLOGY INC    COMMON        595112103   11,565,000 240,000    x                           440,000
ORACLE SYS CORP          COMMON        68389X105      395,625  15,000    x                            15,000
PRISON RLTY CORP COM     COMMON        74264N105    7,323,750 420,000    X                           420,000
SEALED AIR CORP NEW C    COMMON        812llKlOO      491,875  10,000    X                            10,000
STAFF LEASING INC.       COMMON        852381102    2,541,900 177,600    X                           177,600
VISX INC DEL COM         COMMON        92844S105   29,741,031 276,500    X                           276,500


   TOTAL                                           141,344,275

[Repeat as necessary]











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